Note 7 - Prepayments and Other	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Text Block]
7.       Prepayments and Other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2011	December 31, 2012
Prepaid expenses	334	77
Other receivables	1,217	1,012
Total	1,551	1,089